Income Taxes Income Taxes, Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax, Continuing Operations [Line Items]
Operating Loss Carryforwards	$ 14,700
Income from Continuing Operations before Income Taxes, Domestic	943	$ 418	$ 898
Net Operating Loss Carry Forwards That Will Expire	4,400
Tax Credit Carryforward, Amount	$ 80
Earliest Tax Year [Member]
Income Tax, Continuing Operations [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2017
Tax Credit Carryforward, Expiration Date	Dec. 31, 2020
Latest Tax Year [Member]
Income Tax, Continuing Operations [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2036
Tax Credit Carryforward, Expiration Date	Dec. 31, 2024